Summary of Significant Accounting Policies (Details Narrative) - USD ($)		3 Months Ended		12 Months Ended
	Jul. 12, 2022	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Cash equivalents		$ 0		$ 0	$ 0
Depreciation expense		360	$ 360	1,440	890
Licensing rights		97,000		97,000	97,000
Accumulated amortization of licensing rights		2,425		2,425	2,425
Unrecognized tax positions				0	0
Accrual for interest or penalties		0		0	0
Impairment losses		0	0	0	0
Advertising expenses		$ 2,478	$ 5,471	$ 41,817	$ 35,078
Distribution Rights [Member] | Tradewinds Universal [Member]
Finite-Lived Intangible Assets [Line Items]
Acquired non-exclusive distribution rights	$ 25,000